Concentration Of Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
VITAS made purchases from Enclara	$ 37,700	$ 35,600	$ 39,000
Accounts payable	43,695	46,849
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 3,000
Segment VITAS [Member]
Concentration Risk [Line Items]
Accounts payable		$ 3,600
Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	90.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	72.00%	73.00%